Acquisition (Details 1) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Goodwill	$ 9,736,510	$ 9,736,510	$ 0
Edison Nation Holdings LLC [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		68,681
Accounts receivable		15,958
Inventory		0
Other assets		39,691
Property and equipment		1,852
Goodwill		5,497,242
Intangible assets		6,400,000
Total assets acquired		12,023,424
Debt		0
Accounts payable		227,025
Accrued expenses and other liabilities		19,703
Total liabilities assumed		246,728
Noncontrolling interest		0
Distribution to shareholder		0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net		11,776,696
Cloud B, Inc. [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		104,744
Accounts receivable		636,755
Inventory		566,500
Other assets		172,747
Property and equipment		53,345
Goodwill		3,884,432
Intangible assets		6,600,000
Total assets acquired		12,018,523
Debt		1,400,000
Accounts payable		5,748,797
Accrued expenses and other liabilities		527,526
Total liabilities assumed		7,676,323
Noncontrolling interest		1,158,000
Distribution to shareholder		0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net		3,184,200
Pirasta, LLC [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		3,629
Accounts receivable		7,696
Inventory		36,537
Other assets		0
Property and equipment		0
Goodwill		354,836
Intangible assets		0
Total assets acquired		402,698
Debt		0
Accounts payable		2,052
Accrued expenses and other liabilities		119,198
Total liabilities assumed		121,250
Noncontrolling interest		0
Distribution to shareholder		188,552	0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net		470,000
Best Party Concepts llc [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		365
Accounts receivable		6,906
Inventory		139,918
Other assets		4,356
Property and equipment		10,931
Goodwill		0
Intangible assets		0
Total assets acquired		162,476
Debt		0
Accounts payable		34,041
Accrued expenses and other liabilities		513,502
Total liabilities assumed		547,543
Noncontrolling interest		(192,534)
Distribution to shareholder		692,533	$ 0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net		$ 500,000